Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the consolidated financial statements, the Company incurred net loss of $26,659,381 for the year ended December 31, 2025. Net cash used in operating activities was $25,160,584 for the year ended December 31, 2025. The working capital deficit was $28,422,197 as of December 31, 2025.

As of December 31, 2025, GIOP BJ didn’t comply with the financial covenants as required by a short-term loan agreement in the principal amount of $1,000,987 with Industrial Bank Co., Ltd. (“Industrial Bank”). The term of the loan was from June 25, 2025 to June 24, 2026. The financial covenants of the loan agreement required GIOP BJ to maintain: (1) current assets of not less than RMB25,000,000; (2) net assets of not less than RMB8,000,000; (3) an asset liability ratio of not more than 80%; and (4) a current ratio of not less than 100%. As of December 31, 2025, GIOP did not meet the above requirements; however, Industrial Bank had not declared the agreement in default as a result of the breach of the financial covenants, nor has it done so as of the date of this consolidated financial statement.

In addition, as of December 31, 2025, Sunrise Guizhou didn’t comply with the financial covenants as required by three long-term loan agreements in an aggregate amount of $68,917,581 with CCB Qianxinan Branch. The financial covenants of the long-term loan agreements required Sunrise Guizhou to maintain an asset liability ratio of not more than 70% and continuous profitability during the loan periods pursuant to certain conditions designated in the loan agreements. Sunrise Guizhou obtained a written consent and the waiver of the financial covenants on September 30, 2024 and December 8, 2025, respectively. As the date of this consolidated financial statement, CCB has not declared the agreement in default as a result of the breaches of the financial covenants.

These adverse conditions and events raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and control cost and expenses. In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments. The Company intends to finance its future working capital requirements and capital expenditures from financing activities for the cash shortfalls and the negative operating cash flows. The Company expects continued capital financing through debt or equity issuances to support its working capital requirements.

As of December 31, 2025, the Company had cash, cash equivalents and restricted cash of $28,150,101. The management believes that it may be able to continue to borrow from banks based on past experiences and the Company’s good credit history when necessary.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, and financial support from its principal shareholder. In order to fully implement its business plans and sustain continued growth, the Company may also seek equity financing from outside investors when necessary.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its consolidated financial statements.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.